Concentrations (Details) - Schedule of customer that accounted total revenue - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue	$ 4,065,411	$ 3,247,401	$ 2,030,915
Total revenue percentage	24.00%	62.00%	64.00%
Customer A [Member]
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue	$ 4,065,411
Total revenue percentage	24.00%
Customer F [Member]
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue		$ 1,158,818	$ 785,192
Total revenue percentage		22.00%	25.00%
Customer G [Member]
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue		$ 867,411	$ 1,245,723
Total revenue percentage		17.00%	39.00%
Customer D [Member]
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue		$ 642,683
Total revenue percentage		12.00%
Customer H [Member]
Concentrations (Details) - Schedule of customer that accounted total revenue [Line Items]
Total revenue		$ 578,489
Total revenue percentage		11.00%